Description of the Company and Basis of Presentation	9 Months Ended
Dec. 27, 2014
Description of the Company and Basis of Presentation
Description of the Company and Basis of Presentation

1.Description of the Company and Basis of Presentation

Boot Barn Holdings, Inc., formerly known as WW Top Investment Corporation (the “Company”) was formed on November 17, 2011, and is incorporated in the State of Delaware. The equity of the Company consisted of 100,000,000 authorized shares and 25,709,194 issued and outstanding shares of common stock as of December 27, 2014. The shares of common stock have voting rights of one vote per share.

As of June 8, 2014, the Company held all of the outstanding shares of common stock of WW Holding Corporation, which held 95.0% of the outstanding shares of common stock of Boot Barn Holding Corporation. On June 9, 2014, WW Holding Corporation was merged with and into the Company and then Boot Barn Holding Corporation was merged with and into the Company. As a result of this reorganization, Boot Barn, Inc. became a direct wholly owned subsidiary of the Company, and the minority stockholders that formerly held 5.0% of Boot Barn Holding Corporation were issued a total of 1,000,000 of common stock and became holders of 5.0% of the Company. Net income attributed to non-controlling interest was recorded for all periods through June 9, 2014. Subsequent to June 9, 2014, there were no noncontrolling interests. On June 10, 2014, the legal name of the Company was changed from WW Top Investment Corporation to Boot Barn Holdings, Inc.

The Company operates specialty retail stores that sell western and work boots and related apparel and accessories. The Company operates retail locations throughout the U.S. and sells its merchandise via the internet. The Company operated a total of 166 stores in 26 states as of December 27, 2014 and 152 stores in 23 states as of March 29, 2014. As of December 27, 2014, all stores operate under the Boot Barn name, with the exception of two stores which operate under the “American Worker” name.

Basis of Presentation

The Company’s consolidated financial statements as of and for the thirteen weeks and thirty-nine weeks ended December 27, 2014 and December 28, 2013 are prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”), and include the accounts of the Company and each of its subsidiaries, including Boot Barn, Inc., RCC Western Stores, Inc. (“RCC”) and Baskins Acquisition Holdings, LLC (“Baskins”). All intercompany accounts and transactions among the Company and its subsidiaries have been eliminated in consolidation. Certain information and footnote disclosures normally included in the Company’s annual consolidated financial statements have been condensed or omitted.

In the opinion of management, the interim condensed consolidated financial statements reflect all adjustments that are of a normal and recurring nature necessary to fairly present the Company’s financial position and results of operations and cash flows in all material respects as of the dates and for the periods presented. The results of operations presented in the interim condensed consolidated financial statements are not necessarily indicative of the results that may be expected for the fiscal year ending March 28, 2015.

Fiscal Periods

The Company reports its results of operations and cash flows on a 52- or 53-week basis, and its fiscal year ends on the Saturday closest to March 31. The years ending March 28, 2015 (“fiscal 2015”) and March 29, 2014 (“fiscal 2014”) each consist of 52 weeks. Fiscal quarters contain thirteen weeks, with the exception of the fourth quarter of a 53-week fiscal year, which contains fourteen weeks. The third quarters of fiscal 2015 and fiscal 2014 ended on December 27, 2014 and December 28, 2013, respectively.

Amendment of Certificate of Incorporation

On October 19, 2014, the Company’s board of directors authorized the amendment of its certificate of incorporation to increase the number of shares that the Company is authorized to issue to 100,000,000 shares of common stock, par value $0.0001 per share. In addition, the amendment of the certificate of incorporation authorized the Company to issue 10,000,000 shares of preferred stock, par value $0.0001 per share, and effect a 25-for-1 stock split of its outstanding common stock. The amendment became effective on October 27, 2014. Accordingly, all common share and per share amounts in these condensed consolidated financial statements have been adjusted to reflect the increase in authorized shares and the 25-for-1 stock split as though it had occurred at the beginning of the initial period presented.

Initial Public Offering

On October 29, 2014, the Company commenced its initial public offering (“IPO”) of 5,000,000 shares of its common stock. In addition, on October 31, 2014, the underwriters of the IPO exercised their option to purchase an additional 750,000 shares of common stock from the Company. As a result, 5,750,000 shares of common stock were issued and sold by the Company at a price of $16.00 per share.

As a result of the IPO, the Company received net proceeds of approximately $82.2 million, after deducting the underwriting discount of $6.4 million and related fees and expenses of $3.3 million. The Company used the net proceeds from the IPO to pay down the principal balance of its term loan with Golub Capital LLC. See Note 5, “Revolving Credit Facilities and Long-Term Debt”.